CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Software licenses	$ 1,549	$ 1,574	$ 1,453
Maintenance and services	8,122	8,735	8,298
Total revenues	9,671	10,309	9,751
COST OF REVENUES:
Software licenses	56	68	62
Maintenance and services	3,513	3,873	3,591
Total cost of revenues	3,569	3,941	3,653
GROSS PROFIT	6,102	6,368	6,098
OPERATING EXPENSES:
Research and development	1,614	1,010	1,029
Selling and marketing	2,847	2,782	2,546
General and administrative	1,708	1,551	1,648
Total operating expenses	6,169	5,343	5,223
OPERATING INCOME (LOSS)	(67)	1,025	875
FINANCIAL EXPENSES, net	129	237	155
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(196)	788	720
TAXES ON INCOME	9	69	47
INCOME (LOSS) FROM CONTINUING OPERATIONS	(205)	719	673
DISCONTINUED OPERATIONS:
Loss from discontinued operation net of income tax of $0	(136)	(50)	(177)
Gain on disposal of discontinued operations net of income taxes of $0	122	0	0
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	(14)	(50)	(177)
NET INCOME (LOSS)	$ (219)	$ 669	$ 496
BASIC NET EARNINGS (LOSS) PER SHARE
Continuing operations (in dollars per share)	$ (0.06)	$ 0.20	$ 0.21
Discontinued operations (in dollars per share)	$ 0	$ (0.01)	$ (0.05)
Net income (loss) (in dollars per share)	$ (0.06)	$ 0.19	$ 0.16
DILUTED NET EARNINGS (LOSS) PER SHARE
Continuing operations (in dollars per share)	$ (0.06)	$ 0.18	$ 0.19
Discontinued operations (in dollars per share)	$ 0	$ (0.01)	$ (0.05)
Net income (loss) (in dollars per share)	$ (0.06)	$ 0.17	$ 0.14
Weighted average number of shares used in computing basic net earnings (loss) per share (in shares)	3,671,547	3,467,302	3,176,831
Weighted average number of shares used in computing diluted net earnings (loss) per share (in shares)	3,671,547	3,884,201	3,540,467